Share-based Compensation - Schedule of Vesting of Shares (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based payments	$ 8,856	$ 2,237	$ 3,268
Employee 2013 EIP [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares issued	454,548	264,524	182,429
Average grant date fair value (in USD)		$ 11.37	$ 2.48
Share-based payments	$ 5,497	$ 2,237	$ 890